Payden Equity Income Fund
1
Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Stocks (98%)
Common Stock (93%)
Communication Services (8%
)
103,800 Alphabet Inc., Class A (a) $ 13,776
626,900 Comcast Corp., Class A  28,373
62,700 Meta Platforms Inc., Class A (a) 19,976
39,200 Nexstar Media Group Inc.  7,319
85,600 T-Mobile U.S. Inc. (a) 11,793
125,200 Walt Disney Co. (a) 11,129
92,366
Consumer Discretionary (7%
)
7,500 AutoZone Inc. (a) 18,613
106,100 DR Horton Inc.  13,477
40,200 Home Depot Inc.  13,420
67,800 McDonald's Corp.  19,879
113,800 Ross Stores Inc.  13,046
186,600 Starbucks Corp.  18,953
97,388
Consumer Staples (6%
)
147,500 Coca-Cola Co.  9,135
37,900 Costco Wholesale Corp.  21,249
171,200 General Mills Inc.  12,795
64,200 PepsiCo Inc.  12,035
87,300 Procter & Gamble Co.  13,645
68,859
Energy (10%
)
142,900 Chevron Corp.  23,387
752,400 Energy Transfer LP  9,999
729,700 Enterprise Products Partners LP  19,344
155,700 EQT Corp.  6,567
251,800 Exxon Mobil Corp.  27,003
105,700 Marathon Petroleum Corp.  14,060
65,900 Phillips 66  7,351
234,700 Schlumberger NV  13,692
121,403
Financials (15%
)
76,700 Ameriprise Financial Inc.  26,726
128,900 Arthur J Gallagher & Co.  27,688
26,200 BlackRock Inc.  19,358
50,600 Chubb Ltd.  10,343
253,200 Citigroup Inc.  12,067
161,900 JPMorgan Chase & Co.  25,574
157,500 MetLife Inc.  9,918
113,100 Morgan Stanley  10,355
75,000 PNC Financial Services Group Inc.  10,267
270,500 U.S. Bancorp  10,733
56,100 Visa Inc., Class A  13,337
176,366
Healthcare (11%
)
184,600 Abbott Laboratories  20,551
256,700 CVS Health Corp.  19,173
26,000 Danaher Corp.  6,632
25,200 Eli Lilly and Co.  11,455
76,800 Johnson & Johnson  12,866
107,100 Medtronic PLC  9,399
164,900 Merck & Co. Inc.  17,587
41,100 UnitedHealth Group Inc.  20,812
94,400 Zoetis Inc.  17,756
136,231
Principal
or Shares Security Description
Value
(000)
Industrials (13%
)
218,200 AECOM  $ 18,983
106,500 Airbus SE (b) 15,689
283,100 Carrier Global Corp.  16,859
137,900 Delta Air Lines Inc.  6,379
129,000 Dover Corp.  18,830
62,900 Eaton Corp. PLC  12,915
294,200 GXO Logistics Inc. (a) 19,732
64,600 Honeywell International Inc.  12,541
27,400 Lockheed Martin Corp.  12,231
98,700 RTX Corp.  8,679
89,500 Schneider Electric SE (b) 15,946
74,600 Union Pacific Corp.  17,309
55,900 United Parcel Service Inc., Class B  10,461
186,554
Materials (5%
)
32,600 Air Products and Chemicals Inc.  9,954
174,100 DuPont de Nemours Inc.  13,515
797,900 Graphic Packaging Holding Co.  19,309
33,500 Linde PLC  13,087
47,000 Nucor Corp.  8,088
63,953
Technology (14%
)
256,600 Amdocs Ltd.  24,028
75,300 Apple Inc.  14,793
109,800 Applied Materials Inc.  16,645
18,000 ASML Holding NV (b) 12,908
26,800 Broadcom Inc.  24,084
365,100 Dell Technologies Inc., Class C  19,321
75,600 International Business Machines Corp.  10,900
67,700 Microsoft Corp.  22,742
162,300 Oracle Corp.  19,026
57,600 Salesforce Inc. (a) 12,961
73,400 Texas Instruments Inc.  13,212
190,620
Utilities (4%
)
147,900 American Electric Power Co. Inc.  12,533
170,400 Duke Energy Corp.  15,953
374,200 Exelon Corp.  15,664
247,200 NextEra Energy Inc.  18,120
62,270
Total Common Stock
1,196,010
Real Estate Investment Trust (5%)
12,100 Equinix Inc. 9,800
152,500 Prologis Inc. 19,024
129,900 Simon Property Group Inc. 16,185
135,400 Ventas Inc. 6,570
397,900 VICI Properties Inc. 12,526
Total Real Estate Investment Trust
64,105
Total Stocks (Cost - $1,137,405)
1,260,115
Corporate Bond (0%)
2,800,000 Land O' Lakes Inc. 144A, 7.00% (c)(d) 2,315
Total Corporate Bond (Cost - $2,800)
2,315
Investment Company (1%)
17,937,701 Payden Cash Reserves Money Market Fund*
(Cost - $17,938)  17,938
Total Investments (Cost - $1,158,143) (99%)
1,280,368
Other Assets, net of Liabilities (1%)
8,876
Net Assets (100%)
$ 1,289,244

Payden Mutual Funds
Payden Equity Income Fund
continued
* Affiliated investment.
(a) Non-income producing
(b) Principal in foreign currency.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Perpetual security with no stated maturity date.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
JPY 2,443,970
USD  17,125 Barclays Bank PLC 09/20/2023 $ 193
USD 18,022
JPY  2,479,900 Barclays Bank PLC 09/20/2023 449
642
Liabilities:
EUR 26,783 USD  29,605 Citibank, N.A. 09/20/2023 (83)
GBP 4,223 USD  5,458 HSBC Bank USA, N.A. 09/20/2023 (37)
USD 74,499 EUR  68,466 Citibank, N.A. 09/20/2023 (970)
USD 741 CAD  985 HSBC Bank USA, N.A. 09/20/2023 (7)
USD 6,468 GBP  5,134 HSBC Bank USA, N.A. 09/20/2023 (122)
(1,219)
Net Unrealized Appreciation (Depreciation)
$(577)